Inventories (Tables)	6 Months Ended
Jun. 30, 2026
Inventories [Abstract]
Schedule of Inventories

As of June 30, 2026, inventories, net consisted of the following:

in thousands	June 30, 2026
Raw materials	$118
Indirect materials	60
Inventory in transit	50
Work in process	758
Finished goods	447
Merchandise	186
Inventory reserve	(120)
Total inventory, net of provision	$1,499